LVIP American Income Allocation Fund
Schedule of Investments
March 31, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–100.12%
Asset Allocation Fund–13.99%
✧American Funds®– Capital Income Builder	423,787	$ 28,995,536
		28,995,536
Equity Funds–24.03%
✧American Funds®-
American Mutual Fund	212,651	11,261,969
Growth Fund of America	282,879	18,800,168
Investment Company of America	401,670	19,754,119
		49,816,256
Fixed Income Funds–55.48%
✧American Funds®-
American Funds Inflation Linked Bond Fund	987,506	10,595,936
Bond Fund of America	5,118,262	64,490,104
Capital World Bond Fund	327,627	5,966,082
High-Income Trust	1,046,554	10,507,407
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
Fixed Income Funds (continued)
✧American Funds®- (continued)
Intermediate Bond Fund of America	1,772,243	$ 23,429,053
		114,988,582
Global Equity Fund–1.92%
✧American Funds®– Smallcap World Fund	56,694	3,978,184
		3,978,184
International Equity Funds–4.70%
✧American Funds®-
EuroPacific Growth Fund	100,837	5,728,547
New World Fund	52,188	4,022,683
		9,751,230
Total Investment Companies (Cost $200,744,372)		207,529,788

TOTAL INVESTMENTS–100.12% (Cost $200,744,372)	207,529,788
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.12%)	(251,871)
NET ASSETS APPLICABLE TO 16,634,517 SHARES OUTSTANDING–100.00%	$207,277,917

✧ Class R-6 shares.
See accompanying notes.
LVIP American Income Allocation Fund–1

LVIP American Income Allocation Fund
Notes
March 31, 2022 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP American Income Allocation Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation –The Fund operates under a fund of funds structure and invests substantially all of its assets in the American Funds Insurance Series® funds and American Funds® retail funds (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.   Investments in government money market funds have a stable NAV.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment Company	$207,529,788	$—	$—	$207,529,788
There were no Level 3 investments at the beginning or end of the period.
LVIP American Income Allocation Fund–2